Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Computers	24,668	24,668	19,184
Office equipment	2,202	2,202	1,712
Subtotal	26,870	26,870	20,896
Less: Accumulated depreciation	(23,325)	(26,578)	(20,668)
Property and equipment, net	3,546	292	228

Depreciation expenses of owned assets for the years ended December 31, 2023, 2024 and 2025 amounted to S$4,619, S$4,314 and S$3,254 ($2,531), respectively.

No impairment loss had been recognized during the years ended December 31, 2023, 2024 and 2025.